LOANS AND ADVANCES TO CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2026
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	30 June 2026	31 December 2025
	£m	£m
Loans and advances to customers	241,247	203,365
Credit impairment loss allowances on loans and advances to customers	(802)	(729)
Residual value and voluntary termination provisions on finance leases	(39)	(27)
Net loans and advances to customers	240,406	202,609